SIGNIFICANT ACCOUNTING POLICIES (Derivatives) (Details) (Foreign Exchange Forward [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Notional principal amount	$ 90,535	$ 86,600
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	728
Derivative liabilities		$ (3,163)